SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/10
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/29/10

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$552,420
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs  Sole    SharedNone

MICROSOFT               COM    594918104          26566 907055SH       sole           901425        5630
MOLSON COORS BREWING CO COM    60871R209          24178 574838SH       sole           570973        3865
KIMBERLY CLARK CORP COM COM    494368103          21078 335207SH       sole           333132        2075
WAL MART STORES INC     COM    931142103          20362 366231SH       sole           363941        2290
DR PEPPER SNAPPLE GROUP COM    26138E109          20285 576773SH       sole           572866        3907
CONOCOPHILLIPS COM      COM    20825C104          19248 376159SH       sole           373816        2343
NORTHROP GRUMMAN CORP COCOM    666807102          18757 286054SH       sole           284194        1860
EXXON MOBIL CORP COM    COM    30231G102          18384 274473SH       sole           272963        1510
INTUIT COM              COM    461202103          17424 507698SH       sole           504283        3415
CHEVRON CORP NEW COM    COM    166764100          16427 216629SH       sole           215279        1350
PROCTER & GAMBLE COMPANYCOM    742718109          15890 251140SH       sole           249700        1440
TARGET CORP COM         COM    87612E106          15758 299579SH       sole           297754        1825
CVS CORP COM            COM    126650100          15507 424165SH       sole           421540        2625
AMERICAN EXPRESS CO     COM    025816109          15446 374358SH       sole           371833        2525
EBAY INC COM            COM    278642103          15322 568143SH       sole           564578        3565
BARRICK GOLD CORP COM   COM    067901108          15294 398907SH       sole           396397        2510
ALLIANT ENERGY CORP COM COM    018802108          15048 452431SH       sole           449481        2950
BARD, C R INC           COM    067383109          14446 166769SH       sole           165654        1115
CHUBB CORP              COM    171232101          14445 278586SH       sole           276756        1830
NEWMONT MNG CORP        COM    651639106          14396 282669SH       sole           280819        1850
PEPSICO INC             COM    713448108          14133 213615SH       sole           212255        1360
DIAGEO P L C SPON ADR NECOM    25243Q205          13656 202462SH       sole           201257        1205
POST PPTYS INC COM      COM    737464107          13423 609601SH       sole           604736        4865
UNILEVER NV N Y SHS NEW COM    904784709          12962 429759SH       sole           427114        2645
VERIZON COMMUNICATIONS CCOM    92343V104          12793 412412SH       sole           409762        2650
QUEST DIAGNOSTICS INC COCOM    74834L100          12550 215295SH       sole           213900        1395
MEDTRONIC INC COM       COM    585055106          12440 276271SH       sole           274486        1785
BROWN FORMAN CORP CL B  COM    115637209          12423 208964SH       sole           207494        1470
TRAVELERS COMPANIES INC COM    89417E109          11776 218312SH       sole           216852        1460
SIGMA ALDRICH CORP COM  COM    826552101          11520 214685SH       sole           213100        1585
LILLY, ELI AND COMPANY  COM    532457108          11503 317581SH       sole           315591        1990
DELL INC COM            COM    24702R101          11473 763867SH       sole           759152        4715
ANNALY CAP MGMT INC COM COM    035710409          10519 612257SH       sole           608102        4155
TORCHMARK CORP COM      COM    891027104           9771 182598SH       sole           181393        1205
SUNTRUST BKS INC COM    COM    867914103           9223 344288SH       sole           342078        2210
NABORS INDUSTRIES LTD SHCOM    G6359F103           7791 396902SH       sole           393997        2905
ENCANA CORP COM         COM    292505104           7237 233217SH       sole           231752        1465
ISHARES TR RUSL 3000 VALCOM    464287663           1553  19390SH       sole            19390           0
PROSHARES TR PSHS ULTSH COM    74347R297            388   7965SH       sole             7965           0
MARKET VECTORS ETF TR GOCOM    57060U100            386   8685SH       sole             8685           0
WISDOMTREE TRUST DREYFUSCOM    97717W182            383  15215SH       sole            15215           0
SPDR GOLD TRUST GOLD SHSCOM    78463V107            256   2350SH       sole             2350           0
                                               552,420